UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4054

Oppenheimer Rochester AMT –

Free New York Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2018

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—110.8%
New York—98.4%
$125,000	Albany County, NY IDA (Wildwood Programs)[1,2]	4.900%	07/01/2021	$124,995
125,000	Albany County, NY IDA (Wildwood Programs)[2]	5.000	07/01/2026	124,430
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.375	07/01/2026	521,370
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.625	07/01/2031	521,855
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)[2]	5.875	07/01/2041	1,041,240
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[2]	5.000	05/01/2027	231,796
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[2]	5.000	05/01/2032	227,564
110,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	109,295
3,765,000	Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	3,386,768
8,755,000	Brookhaven, NY IDA (Dowling College)[3,4]	6.750	11/01/2032	5,253,000
215,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[2]	5.250	11/01/2036	244,965
8,850,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[2]	5.000	07/15/2042	9,719,158
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[2]	5.375	10/01/2041	292,550
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[2]	6.000	10/01/2031	144,219
160,000	Buffalo & Erie County, NY Industrial Land Devel. (Charter School for Applied Technologies)[2]	5.000	06/01/2035	173,382
695,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[2]	5.000	04/01/2022	724,308
3,615,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)[2]	5.250	04/01/2035	3,626,460
230,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.000	07/01/2018	230,000
1,325,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.250	07/01/2023	1,324,934
1,690,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.375	07/01/2028	1,681,618
790,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.750	07/01/2033	791,975
170,000	Build NYC Resource Corp. (Manhattan College)[2]	5.000	08/01/2032	194,369
290,000	Build NYC Resource Corp. (Manhattan College)[2]	5.000	08/01/2036	327,181
600,000	Build NYC Resource Corp. (Manhattan College)[2]	5.000	08/01/2047	672,930
650,000	Build NYC Resource Corp. (New York Law School)[2]	5.000	07/01/2041	702,214
140,000	Build NYC Resource Corp. (YMCA of Greater New York)[2]	5.000	08/01/2032	149,670

1      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$270,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[2]	5.750%	11/01/2030	$266,463
25,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2027	25,190
30,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2028	30,217
30,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2029	30,211
30,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2030	30,205
35,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2031	35,242
35,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2032	35,240
35,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2033	35,236
40,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2034	40,270
40,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2035	40,266
45,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2036	45,297
45,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2037	45,293
50,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2038	50,317
50,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2039	50,308
55,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2040	55,329
55,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2041	55,327
60,000	Canandaigua & Bristol, NY GO2	5.000	12/15/2042	60,348
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[2]	5.000	05/01/2034	108,886
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[2]	5.000	05/01/2039	108,555
15,000	Deerfield, NY GO2	5.500	06/15/2021	15,173
15,000	Deerfield, NY GO2	5.500	06/15/2022	15,163
15,000	Deerfield, NY GO2	5.500	06/15/2023	15,154
15,000	Deerfield, NY GO2	5.500	06/15/2024	15,152
20,000	Deerfield, NY GO2	5.500	06/15/2025	20,187
20,000	Deerfield, NY GO2	5.600	06/15/2026	20,174
20,000	Deerfield, NY GO2	5.600	06/15/2027	20,168
20,000	Deerfield, NY GO2	5.600	06/15/2028	20,161
25,000	Deerfield, NY GO2	5.600	06/15/2029	25,194
25,000	Deerfield, NY GO2	5.600	06/15/2030	25,191
25,000	Deerfield, NY GO2	5.600	06/15/2031	25,190
25,000	Deerfield, NY GO2	5.600	06/15/2032	25,190
30,000	Deerfield, NY GO2	5.600	06/15/2033	30,220
30,000	Deerfield, NY GO2	5.600	06/15/2034	30,217
30,000	Deerfield, NY GO2	5.600	06/15/2035	30,215
35,000	Deerfield, NY GO2	5.600	06/15/2036	35,247
510,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[2]	6.000	10/01/2030	525,897
12,200,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[2]	5.000	07/01/2046	13,484,416
250,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[2]	5.250	07/01/2025	265,202
450,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[2]	5.750	07/01/2030	489,393
100,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[2]	5.750	07/01/2040	108,299

2      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$160,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000%	07/01/2034	$185,336
160,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000	07/01/2036	184,517
235,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000	07/01/2037	270,809
500,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[2]	5.000	07/01/2042	574,070
265,000	Erie County, NY IDA (Buffalo City School District)[2]	5.250	05/01/2030	289,399
225,000	Erie County, NY IDA (Buffalo City School District)[2]	5.250	05/01/2031	245,650
135,000	Erie County, NY IDA (Buffalo City School District)[2]	5.250	05/01/2032	146,611
375,000	Erie County, NY IDA (Global Concepts Charter School)[2]	6.250	10/01/2037	383,362
950,000	Erie County, NY IDA (The Episcopal Church Home)[2]	6.000	02/01/2028	952,536
75,000	Erie County, NY Tobacco Asset Securitization Corp.[2]	5.000	06/01/2031	75,034
74,000,000	Erie County, NY Tobacco Asset Securitization Corp.	8.223 [5]	06/01/2055	4,075,920
635,000	Genesee County, NY IDA (United Memorial Medical Center)[2]	5.000	12/01/2027	635,413
18,750,000	Glen Cove, NY Local Assistance Corp. (Gravies Point Public Improvement)	5.982 [5]	01/01/2045	5,184,750
965,000	Glen Cove, NY Local Assistance Corp. (Tiegerman School)	5.500	07/01/2044	968,377
5,000,000	Guilderland, NY IDA (Promenade Albany Senior Living)[2]	5.875	01/01/2052	4,981,800
100,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2029	112,805
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2029	328,557
80,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2030	89,914
75,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2031	83,985
135,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2032	150,841
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2034	325,662
135,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2035	149,959
110,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2036	122,011
80,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2038	88,411
250,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2039	269,980
200,000	Hempstead, NY Local Devel. Corp. (Molloy College)[2]	5.000	07/01/2044	215,646

3      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$13,500,000	Hudson Yards, NY Infrastructure Corp.[6]	5.000%	02/15/2042	$15,404,243
12,265,000	Hudson Yards, NY Infrastructure Corp.[2]	5.000	02/15/2042	13,994,978
5,000,000	Hudson Yards, NY Infrastructure Corp.[6]	5.000	02/15/2045	5,697,175
2,250,000	Huntington, NY Local Devel. Corp.[2]	6.500	12/01/2046	2,327,040
1,185,000	L.I., NY Power Authority, Series A2	5.000	09/01/2039	1,317,364
2,970,000	L.I., NY Power Authority, Series A2	5.000	09/01/2044	3,294,710
2,500,000	L.I., NY Power Authority, Series B2	5.000	09/01/2035	2,845,875
1,250,000	L.I., NY Power Authority, Series B2	5.000	09/01/2036	1,421,975
1,680,000	L.I., NY Power Authority, Series B2	5.000	09/01/2041	1,899,475
1,450,000	Monroe County, NY IDA (Rochester General Hospital)[2]	5.000	12/01/2032	1,579,586
3,200,000	Monroe County, NY IDA (Rochester General Hospital)[2]	5.000	12/01/2046	3,524,960
350,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[2]	5.000	01/15/2028	389,214
500,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[2]	5.000	01/15/2029	554,665
150,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[2]	5.000	01/15/2038	163,671
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[2]	5.000	10/01/2026	164,758
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[2]	5.250	10/01/2031	82,966
540,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[2]	5.500	10/01/2041	601,592
1,400,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[2]	5.000	12/01/2036	1,563,716
100,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.000	06/01/2029	111,560
285,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.000	06/01/2044	310,339
180,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.500	06/01/2034	205,355
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	5.625	06/01/2026	163,918
250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[2]	6.000	06/01/2034	275,822
3,420,000	Nassau County, NY GO2	5.000	01/01/2034	3,883,410
3,415,000	Nassau County, NY GO2	5.000	04/01/2040	3,853,520
65,000	Nassau County, NY IDA (ALIA-ACDS)[2]	6.125	09/01/2018	65,055
1,395,000	Nassau County, NY IDA (ALIA-AP)[2]	7.000	09/01/2028	1,395,781
1,220,557	Nassau County, NY IDA (Amsterdam at Harborside)[3]	2.000	01/01/2049	207,495
135,000	Nassau County, NY IDA (Amsterdam at Harborside)[2]	6.500	01/01/2032	143,539
3,247,500	Nassau County, NY IDA (Amsterdam at Harborside)[2]	6.700	01/01/2049	3,455,048
290,000	Nassau County, NY Local Economic Assistance Corp. (Hispanic Counseling Center)[2]	5.200	12/01/2037	291,850

4      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$2,000,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[2]	5.000%	07/01/2031	$2,169,120
60,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.761 [5]	06/01/2060	1,732,200
350,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000	07/01/2032	382,322
565,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000	07/01/2033	614,986
450,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000	07/01/2034	487,782
200,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000	07/01/2040	215,128
225,000	New Rochelle, NY Corp. Devel. (Iona College)[2]	5.000	07/01/2045	241,303
3,095,000	New Rochelle, NY Corp. Local Devel. (70 Nardozzi/City Dept. of Public Works)[2]	5.125	08/01/2050	3,179,493
100,000	Niagara, NY Area Devel. Corp. (Niagara University)[2]	5.000	05/01/2035	108,383
150,000	Niagara, NY Area Devel. Corp. (Niagara University)[2]	5.000	05/01/2042	161,667
1,570,000	NY Counties Tobacco Trust I2	6.500	06/01/2035	1,570,832
2,375,000	NY Counties Tobacco Trust II (TASC)[2]	5.625	06/01/2035	2,383,502
15,000	NY Counties Tobacco Trust II (TASC)[2]	5.750	06/01/2043	15,216
330,000	NY Counties Tobacco Trust III (TASC)[2]	6.000	06/01/2043	330,508
850,000	NY Counties Tobacco Trust IV2	5.000	06/01/2038	850,000
84,200,000	NY Counties Tobacco Trust V	6.845 [5]	06/01/2055	6,033,772
155,400,000	NY Counties Tobacco Trust V	7.845 [5]	06/01/2060	4,980,570
16,325,000	NY Counties Tobacco Trust VI2	5.625	06/01/2035	18,013,168
2,085,000	NY Counties Tobacco Trust VI2	5.750	06/01/2043	2,303,508
2,810,000	NY Counties Tobacco Trust VI2	6.000	06/01/2043	3,123,680
1,125,000	NY Counties Tobacco Trust VI (TASC)[2]	5.000	06/01/2051	1,178,066
15,475,000	NY MTA[6]	5.250	11/15/2056	17,492,934
5,000,000	NY MTA (Green Bond)[2]	5.000	11/15/2051	5,599,650
10,000,000	NY MTA (Green Bond)[6]	5.250	11/15/2057	11,656,250
5,000,000	NY MTA Hudson Rail Yards[2]	5.000	11/15/2046	5,175,650
7,500,000	NY MTA Hudson Rail Yards[2]	5.000	11/15/2051	7,979,175
17,000,000	NY MTA Hudson Rail Yards[2]	5.000	11/15/2056	18,383,970
2,000,000	NY MTA, Series B2	5.000	11/15/2035	2,274,920
10,000,000	NY MTA, Series B2	5.000	11/15/2037	11,351,000
900,000	NY MTA, Series B2	5.250	11/15/2039	1,017,981
350,000	NY MTA, Series D2	5.000	11/15/2032	386,585
215,000	NY MTA, Series H2	5.000	11/15/2033	243,281
185,000	NY MTA, Series H2	5.000	11/15/2033	204,257
300,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2029	336,498
400,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2030	446,024
875,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2032	1,025,194
900,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2033	1,049,103
575,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2034	667,328
2,550,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2036	2,946,525
2,500,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2037	2,886,650
900,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2037	1,039,194
1,900,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2038	2,192,258
300,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2038	346,146
2,000,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2041	2,279,880

5      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,260,000	NY Triborough Bridge & Tunnel Authority[2]	5.000%	11/15/2046	$1,431,587
1,000,000	NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2047	1,144,610
5,000,000	NY TSASC, Inc. (TFABs)[2]	5.000	06/01/2034	5,529,400
3,000,000	NY TSASC, Inc. (TFABs)[2]	5.000	06/01/2035	3,308,040
3,000,000	NY TSASC, Inc. (TFABs)[2]	5.000	06/01/2036	3,300,840
3,000,000	NY TSASC, Inc. (TFABs)[2]	5.000	06/01/2041	3,253,350
700,000	NYC GO2	5.000	08/01/2035	757,575
7,360,000	NYC GO2	5.000	12/01/2037	8,446,925
25,740,000	NYC GO6	5.000	12/01/2041	29,397,332
11,000,000	NYC GO6	5.125	03/01/2056	11,245,465
14,435,000	NYC GO6	5.375	04/01/2036	14,839,440
565,000	NYC GO6	5.375	04/01/2036	579,548
15,000	NYC GO2	5.500	11/15/2037	15,050
45,000	NYC GO2	6.000	05/15/2022	45,165
450,000	NYC HDC (Multifamily Hsg.)[2]	5.500	11/01/2034	460,116
410,000	NYC HDC (Multifamily Hsg.)[2]	5.550	11/01/2039	417,655
1,590,000	NYC HDC (Multifamily Hsg.)[2]	5.700	11/01/2046	1,620,973
5,000	NYC HDC (Multifamily Hsg.), Series E2	6.250	05/01/2036	5,010
5,000,000	NYC Health & Hospital Corp. (Health System)[2]	5.000	02/15/2030	5,233,250
130,000	NYC IDA (Comprehensive Care Management)[2]	6.000	05/01/2026	130,591
300,000	NYC IDA (Comprehensive Care Management)[2]	6.125	11/01/2035	296,040
1,510,000	NYC IDA (Guttmacher Institute)[2]	5.750	12/01/2036	1,514,560
60,000	NYC IDA (Independent Living Assoc.)[1,2]	6.200	07/01/2020	60,019
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[2]	6.375	11/01/2038	212,652
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[2]	6.375	11/01/2038	1,032,883
2,300,000	NYC IDA (Montefiore Medical Center Corp.)[2]	5.125	11/01/2035	2,299,816
2,000,000	NYC IDA (Queens Baseball Stadium)[2]	6.500	01/01/2046	2,047,060
20,000	NYC IDA (RS/AFMAC/IACMR&DDA/HC/L&WS/YAI Obligated Group)[1,2]	4.500	07/01/2021	20,000
4,180,000	NYC IDA (The Child School)[2]	7.550	06/01/2033	4,226,565
4,600,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)[2]	5.000	07/01/2034	5,021,222
1,200,000	NYC IDA (Yankee Stadium)[2,7]	3.303	03/01/2022	1,214,652
120,000	NYC IDA (Yankee Stadium)[2]	5.000	03/01/2036	120,212
7,715,000	NYC IDA (Yankee Stadium)[2]	7.000	03/01/2049	7,983,482
2,700,000	NYC IDA (Yeled Yalda Early Childhood)[2]	5.725	11/01/2037	2,621,484
6,065,000	NYC Municipal Water Finance Authority[2]	5.000	06/15/2038	6,964,379
5,000,000	NYC Municipal Water Finance Authority[2]	5.500	06/15/2043	5,442,650
1,395,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2034	1,569,975
2,000,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2034	2,268,200
10,000,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2035	11,228,900
1,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2035	1,697,070
1,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2036	1,694,010
835,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2043	939,659
5,500,000	NYC Transitional Finance Authority (Building Aid)[2]	5.250	07/15/2037	6,023,490
300,000	NYC Transitional Finance Authority (Building Aid)[2]	5.500	01/15/2039	306,090
920,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	11/01/2030	1,080,448

6      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,735,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000%	11/01/2032	$2,027,209
5,000,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	02/01/2037	5,673,200
2,387,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	02/01/2040	2,696,307
7,750,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	05/01/2040	8,783,462
9,245,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	02/01/2041	10,347,004
1,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[2]	5.000	08/01/2033	1,115,980
2,450,000	NYS DA (ALIA-PSCH)[2]	4.800	12/01/2023	2,488,514
5,985,000	NYS DA (ALIA-PSCH)[2]	5.350	12/01/2035	6,113,977
2,455,000	NYS DA (ALIA-PSCH)[2]	6.175	12/01/2031	2,480,974
150,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2027	164,171
150,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2028	163,754
70,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2029	76,196
70,000	NYS DA (Brooklyn Law School)[2]	5.000	07/01/2030	76,030
300,000	NYS DA (Catholic Health System)[2]	4.750	07/01/2039	309,012
1,250,000	NYS DA (Catholic Health System)[2]	4.750	07/01/2039	1,287,550
125,000	NYS DA (Catholic Health System)[2]	5.000	07/01/2032	131,743
50,000	NYS DA (Culinary Institute of America)[2]	5.000	07/01/2034	53,895
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[2]	5.250	07/01/2027	7,323,408
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)[2]	5.250	07/01/2028	4,316,648
100,000	NYS DA (Fordham University)[2]	5.000	07/01/2030	113,420
1,000,000	NYS DA (Fordham University)[2]	5.000	07/01/2036	1,135,900
765,000	NYS DA (Fordham University)[2]	5.000	07/01/2041	862,025
750,000	NYS DA (Highland Hospital of Rochester)[2]	5.000	07/01/2026	791,063
750,000	NYS DA (Highland Hospital of Rochester)[2]	5.200	07/01/2032	790,958
475,000	NYS DA (Interagency Council)[1,2]	7.000	07/01/2035	518,149
250,000	NYS DA (Iona College)[2]	5.000	07/01/2032	267,815
3,030,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[2]	5.500	12/01/2047	3,029,939
3,200,000	NYS DA (L.I. University)[2]	5.000	09/01/2025	3,474,592
140,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[2]	5.000	07/01/2029	143,570
400,000	NYS DA (New School)[2]	5.000	07/01/2040	441,636
1,350,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2030	1,551,339
1,300,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2031	1,490,307
1,400,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2032	1,598,240
1,750,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2033	1,990,643
1,750,000	NYS DA (New York State Dormitory Authority)[2]	5.000	07/01/2040	1,967,000
1,000,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[2]	5.000	05/01/2039	1,081,940
645,000	NYS DA (NYU Hospitals Center)[2]	5.000	07/01/2028	733,094
5,000,000	NYS DA (NYU)[2]	5.000	07/01/2035	5,763,700
1,500,000	NYS DA (NYU)[2]	5.000	07/01/2037	1,654,320
1,110,000	NYS DA (NYU)[2]	5.000	07/01/2045	1,249,871
4,000,000	NYS DA (NYU)[2]	5.000	07/01/2048	4,656,360
600,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2029	677,190

7      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$400,000	NYS DA (Orange Regional Medical Center)[2]	5.000%	12/01/2030	$450,472
300,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2032	336,627
300,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2033	335,403
300,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2035	333,216
200,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2036	221,660
200,000	NYS DA (Orange Regional Medical Center)[2]	5.000	12/01/2037	221,498
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[2]	5.000	11/01/2026	325,423
500,000	NYS DA (Pratt Institute)[2]	5.000	07/01/2046	559,675
300,000	NYS DA (Rochester Institute of Technology)[2]	5.000	07/01/2040	316,485
200,000	NYS DA (St. John’s University)[2]	5.000	07/01/2027	222,762
50,000	NYS DA (St. John’s University)[2]	5.000	07/01/2028	55,691
1,015,000	NYS DA (St. John’s University)[2]	5.000	07/01/2030	1,105,650
935,000	NYS DA (St. John’s University)[2]	5.000	07/01/2030	1,047,135
5,000	NYS DA (St. John’s University)[2]	5.000	07/01/2030	5,589
100,000	NYS DA (St. John’s University)[2]	5.000	07/01/2034	111,999
500,000	NYS DA (St. Joseph’s College)[2]	5.250	07/01/2035	513,330
16,500,000	NYS DA (St. Mary’s Hospital for Children)[2]	7.875	11/15/2041	17,289,360
10,000,000	NYS DA (State Personal Income Tax Authority)[2]	5.000	03/15/2035	11,218,400
5,000,000	NYS DA (State Personal Income Tax Authority)[2]	5.000	02/15/2041	5,692,350
20,000,000	NYS DA (State Personal Income Tax Authority)[6]	5.750	03/15/2036	20,588,027
1,000,000	NYS DA (State University Educational Facilities)[2]	5.000	05/15/2030	1,105,570
560,000	NYS DA (The Bronx-Lebanon Hospital Center)[2]	6.250	02/15/2035	576,570
1,000,000	NYS DA (The New School)[2]	5.000	07/01/2031	1,073,790
1,855,000	NYS DA (The New School)[2]	5.000	07/01/2035	2,101,641
510,000	NYS DA (The New School)[2]	5.000	07/01/2036	576,591
765,000	NYS DA (The New School)[2]	5.000	07/01/2037	864,282
595,000	NYS DA (The New School)[2]	5.000	07/01/2041	669,399
6,650,000	NYS DA (The New School)[2]	5.000	07/01/2046	7,455,315
4,800,000	NYS DA (United Cerebral Palsy Assoc. of NYS)[2]	5.375	09/01/2050	4,850,304
1,425,000	NYS DA (United Cerebral Palsy Assoc. of Putnam & Southern Dutchess Counties)[2]	5.375	10/01/2042	1,436,429
1,110,000	NYS DA (Yeshiva University)[2]	5.000	11/01/2031	1,158,274
4,330,000	NYS DA (Yeshiva University)[2]	5.000	09/01/2038	4,368,104
3,750,000	NYS EFC (Clean Water & Drinking Revolving Funds)[2]	5.000	06/15/2033	4,351,688
14,465,000	NYS EFC (NYC Municipal Water Finance Authority)[2]	5.000	06/15/2042	16,757,703
20,000	NYS HFA (Affordable Hsg.)[2]	5.450	11/01/2040	20,028
14,875,000	NYS Liberty Devel. Corp. (3 World Trade Center)[2]	5.000	11/15/2044	15,797,547
2,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[2]	5.000	11/15/2031	2,179,360
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[2]	5.750	11/15/2051	5,574,550
20,000,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[6]	5.625	01/15/2046	21,164,200
4,910,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[2]	5.625	01/15/2046	5,195,811
15,000,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[2]	5.250	10/01/2035	18,664,500
5,025,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[2]	5.500	10/01/2037	6,497,878

8      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$5,000,000	NYS Liberty Devel. Corp. (One Bryant Park)[2]	5.125%	01/15/2044	$5,224,700
3,300,000	NYS Power Authority[2]	5.000	11/15/2047	3,308,613
270,000	NYS Thruway Authority[2]	5.000	01/01/2031	317,744
1,350,000	NYS Thruway Authority[2]	5.000	01/01/2032	1,468,868
195,000	NYS Thruway Authority[2]	5.000	01/01/2032	228,597
190,000	NYS Thruway Authority[2]	5.000	01/01/2033	221,878
340,000	NYS Thruway Authority[2]	5.000	01/01/2034	395,515
385,000	NYS Thruway Authority[2]	5.000	01/01/2035	446,827
10,175,000	NYS Thruway Authority[2]	5.000	01/01/2037	11,031,735
3,000,000	NYS Thruway Authority[2]	5.250	01/01/2056	3,396,240
55,000	Onondaga County, NY IDA (Salina Free Library)[2]	5.500	12/01/2022	55,078
280,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000	05/01/2033	316,641
200,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000	05/01/2034	225,192
250,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000	05/01/2037	277,655
150,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[2]	5.000	05/01/2040	165,873
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)[2]	5.000	12/01/2036	2,448,158
1,615,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[2]	5.200	07/01/2029	1,699,642
1,810,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[2]	5.375	07/01/2040	1,898,708
1,060,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)[2]	5.000	10/01/2030	1,168,035
2,345,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)[2]	5.000	10/01/2040	2,515,482
535,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[2]	5.250	12/01/2041	585,376
2,300,000	Port Authority NY/NJ (JFK International Air Terminal)[2]	6.500	12/01/2028	2,408,468
5,000,000	Port Authority NY/NJ, 166th Series[2]	5.250	07/15/2036	5,398,150
9,475,000	Port Authority NY/NJ, 198th Series[2]	5.000	11/15/2041	10,882,796
5,000,000	Port Authority NY/NJ, 198th Series[2]	5.250	11/15/2056	5,782,750
3,000,000	Port Authority NY/NJ, 200th Series[2]	5.000	10/15/2042	3,450,150
6,000,000	Port Authority NY/NJ, 200th Series[2]	5.000	10/15/2047	6,875,400
11,300,000	Port Authority NY/NJ, 205th Series[6]	5.250	11/15/2057	13,181,507
2,510,000	Rockland County, NY Tobacco Asset Securitization Corp.[2]	5.625	08/15/2035	2,574,206
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[2]	5.750	08/15/2043	3,230,609
1,000,000	Schenectady, NY Metroplex Devel. Authority[2]	5.500	08/01/2033	1,142,210
45,000	Sodus Village, NY GO2	5.000	05/15/2032	45,554
45,000	Sodus Village, NY GO2	5.000	05/15/2033	45,551
45,000	Sodus Village, NY GO2	5.000	05/15/2034	45,546
45,000	Sodus Village, NY GO2	5.000	05/15/2035	45,543
45,000	Sodus Village, NY GO2	5.000	05/15/2036	45,539

9      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$45,000	Sodus Village, NY GO2	5.000%	05/15/2037	$45,536
240,000	St. Lawrence County, NY IDA (Clarkson University)[2]	5.000	09/01/2041	258,415
100,000	St. Lawrence County, NY IDA (Clarkson University)[2]	6.000	09/01/2034	111,151
225,000	St. Lawrence County, NY IDA (St. Lawrence University)[2]	5.000	07/01/2030	246,465
230,000	St. Lawrence County, NY IDA (St. Lawrence University)[2]	5.000	07/01/2031	251,636
815,000	St. Lawrence County, NY IDA (St. Lawrence University)[2]	5.000	07/01/2032	890,583
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)[2]	6.000	12/01/2040	1,073,840
445,000	Suffolk County, NY Economic Devel. Corp., Series A2	7.375	12/01/2040	468,282
85,000	Suffolk County, NY IDA (ALIA-Adelante)[2]	6.500	11/01/2037	85,309
3,061,785	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	2,954,623
110,000	Suffolk County, NY IDA (Dowling College)[3,4]	6.700	12/01/2020	27,500
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.[2]	5.000	06/01/2032	807,818
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.[2]	5.250	06/01/2037	760,662
1,075,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375	06/01/2028	1,071,270
1,390,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000	06/01/2048	1,390,820
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996 [5]	06/01/2048	1,503,338
2,790,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350	11/01/2049	2,617,020
8,220,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350	11/01/2049	7,710,360
1,175,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350	11/01/2049	1,102,150
1,160,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350	11/01/2049	1,088,080
760,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350	11/01/2049	712,880
2,785,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[2]	5.000	07/01/2038	2,821,790
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[2]	5.000	09/01/2030	6,443,796
13,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[2]	5.125	09/01/2040	13,668,200
30,000	Voorheesville, NY GO2	5.000	02/15/2023	30,092
35,000	Voorheesville, NY GO2	5.000	02/15/2024	35,102
35,000	Voorheesville, NY GO2	5.000	02/15/2025	35,097
35,000	Voorheesville, NY GO2	5.000	02/15/2026	35,090
40,000	Voorheesville, NY GO2	5.000	02/15/2027	40,101
40,000	Voorheesville, NY GO2	5.000	02/15/2028	40,097
40,000	Voorheesville, NY GO2	5.000	02/15/2029	40,094
45,000	Voorheesville, NY GO2	5.000	02/15/2030	45,103
45,000	Voorheesville, NY GO2	5.000	02/15/2031	45,099
50,000	Voorheesville, NY GO2	5.000	02/15/2032	50,110
50,000	Voorheesville, NY GO2	5.000	02/15/2033	50,109
55,000	Voorheesville, NY GO2	5.000	02/15/2034	55,117
55,000	Voorheesville, NY GO2	5.000	02/15/2035	55,116

10      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$60,000	Voorheesville, NY GO2	5.000%	02/15/2036	$60,126
60,000	Voorheesville, NY GO2	5.000	02/15/2037	60,125
7,410,000	Westchester County, NY Healthcare Corp., Series A2	5.000	11/01/2030	7,895,133
2,500,000	Westchester County, NY Healthcare Corp., Series A2	5.000	11/01/2044	2,674,100
325,000	Westchester County, NY Healthcare Corp., Series B2	6.125	11/01/2037	351,543
80,000	Westchester County, NY Healthcare Corp., Series C-2[2]	6.125	11/01/2037	87,928
10,000	Westchester County, NY Healthcare Corp., Series C-2[2]	6.125	11/01/2037	10,817
500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)[2]	5.000	06/01/2030	503,460
1,000,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[2]	5.000	11/01/2029	1,111,180
1,500,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[2]	5.000	11/01/2032	1,651,380
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[2]	5.000	06/01/2045	4,568,265
				882,511,593

U.S. Possessions—12.4%
210,000	Guam Power Authority, Series A2	5.000	10/01/2023	231,901
260,000	Guam Power Authority, Series A2	5.000	10/01/2024	284,255
470,000	Guam Power Authority, Series A2	5.000	10/01/2030	502,726
1,135,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,103,787
6,280,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	5,275,200
8,330,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125 [8]	07/01/2024	7,018,025
585,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.375	05/15/2033	591,839
3,455,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.500	05/15/2039	3,476,110
9,700,000	Puerto Rico Children’s Trust Fund (TASC)[2]	5.625	05/15/2043	9,806,700
6,300,000	Puerto Rico Children’s Trust Fund (TASC)	7.591 [5]	05/15/2050	700,245
75,000	Puerto Rico Commonwealth GO, AGC[2]	5.000	07/01/2024	77,017
3,120,000	Puerto Rico Commonwealth GO3	5.125	07/01/2028	1,333,800
2,500,000	Puerto Rico Commonwealth GO3	5.375	07/01/2033	1,068,750
485,000	Puerto Rico Commonwealth GO3	5.500	07/01/2018	206,125
10,000,000	Puerto Rico Commonwealth GO3	5.500	07/01/2032	4,275,000
1,500,000	Puerto Rico Commonwealth GO3	5.625	07/01/2033	633,750
8,000,000	Puerto Rico Commonwealth GO3	5.750	07/01/2036	3,380,000
726,441	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	326,898
726,440	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	326,898
544,830	Puerto Rico Electric Power Authority[3]	10.000	01/01/2021	245,173
544,830	Puerto Rico Electric Power Authority[3]	10.000	07/01/2021	245,174
181,611	Puerto Rico Electric Power Authority[3]	10.000	01/01/2022	81,725
181,610	Puerto Rico Electric Power Authority[3]	10.000	07/01/2022	81,725
2,000,000	Puerto Rico Electric Power Authority, Series A3	5.000	07/01/2029	900,000
2,155,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2031	969,750

11      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,000,000	Puerto Rico Electric Power Authority, Series RR, SGI	5.000%	07/01/2027	$898,380
3,100,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2025	1,395,000
3,750,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2026	1,687,500
1,825,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2027	821,250
355,000	Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2028	16,596
1,000,000	Puerto Rico Highway & Transportation Authority[3]	5.300	07/01/2035	607,500
2,150,000	Puerto Rico Highway & Transportation Authority[3]	5.500	07/01/2030	1,306,125
5,000	Puerto Rico Highway & Transportation Authority, Series A3	5.000	07/01/2038	1,025
7,405,000	Puerto Rico Highway & Transportation Authority, Series K3	5.000	07/01/2030	1,518,025
4,000,000	Puerto Rico Infrastructure[9]	5.000	07/01/2041	420,000
725,000	Puerto Rico Infrastructure, FGIC[10]	5.500	07/01/2024	580,906
4,600,000	Puerto Rico Infrastructure, FGIC[10]	7.458 [5]	07/01/2030	1,790,136
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)[3]	6.500	10/01/2037	506,250
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	959,750
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	117,325
190,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	166,725
525,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2022	450,713
100,000	Puerto Rico ITEMECF (International American University)[2]	5.000	10/01/2031	102,382
150,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2042	124,875
4,200,000	Puerto Rico Public Buildings Authority[9]	5.000	07/01/2032	1,837,500
810,000	Puerto Rico Public Buildings Authority[3]	5.250	07/01/2029	354,375
4,795,000	Puerto Rico Public Buildings Authority[9]	5.625	07/01/2039	2,097,812
235,000	Puerto Rico Public Buildings Authority[9]	6.000	07/01/2041	101,050
3,500,000	Puerto Rico Public Buildings Authority[3]	6.750	07/01/2036	1,531,250
4,055,000	Puerto Rico Public Finance Corp., Series B3	5.500	08/01/2031	111,513
410,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000	08/01/2043	184,500
4,280,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.807 [5]	08/01/2042	1,146,826
8,305,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.219 [5]	08/01/2041	2,347,657
34,720,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.261 [5]	08/01/2043	8,819,227
2,095,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.718 [5]	08/01/2045	479,022
38,120,000	Puerto Rico Sales Tax Financing Corp., Series A3	7.535 [5]	08/01/2036	4,548,097
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000	08/01/2040	6,900,000
8,600,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000	08/01/2046	7,417,500
3,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.250	08/01/2041	1,350,000
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.500	08/01/2040	2,250,000
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.546 [5]	08/01/2038	2,859,701
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.500	08/01/2035	3,352,500
770,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.750 [8]	08/01/2032	346,500
1,000,000	University of Puerto Rico	5.000	06/01/2025	775,000

12      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$5,925,000	University of Puerto Rico, Series Q	5.000%	06/01/2030	$4,591,875
1,700,000	University of Puerto Rico, Series Q	5.000	06/01/2036	1,317,500
				111,332,441
Total Municipal Bonds and Notes (Cost $1,033,269,273)				993,844,034

Corporate Bond and Note—0.2%
2,137,836	Dowling College, NY, Series 2015 Taxable Revenue Bond[3,4,11] (Cost $2,137,836)	7.500	06/15/2018	2,137,836

Shares
Common Stock—1.0%
3,100	CMS Liquidating Trust[4,11,12] (Cost $9,920,000)	8,990,000
Total Investments, at Value (Cost $1,045,327,109)—112.0%		1,004,971,870
Net Other Assets (Liabilities)—(12.0)		(107,856,219)
Net Assets—100.0%		$897,115,651

Footnotes to Statement of Investments

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

2. All or a portion of the security position has been segregated for collateral to cover borrowings.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

7. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

11. Received as a result of a corporate action.

12. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AFMAC	Association for Metro Area Autistic Children
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.

13      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
DA	Dormitory Authority
EFC	Environmental Facilities Corp.
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FIT	Fashion Institute of Technology
FrankHosp	Franklin Hospital
GCH	Glen Cove Hospital
GO	General Obligation
HC	HASC Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IACMR&DDA	Inter-Agency Council of Mental Retardation & Development Disabilities Agencies
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
L&WS	Leake & Watts Services
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RS	Rivendell School
SGI	Syncora Guarantee, Inc.
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
VBHosp	Vassar Brothers Hospital
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

14      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free New York Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot

15      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

16      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

2. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$877,231,093	$5,280,500	$882,511,593
U.S. Possessions	—	111,332,441	—	111,332,441
Corporate Bond and Note	—	—	2,137,836	2,137,836
Common Stock	—	—	8,990,000	8,990,000

Total Assets	$—	$988,563,534	$16,408,336	$1,004,971,870

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity

17      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response

18      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis

19      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $26,725,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $161,246,121 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $98,965,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$6,750,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0551-1 Trust	7.958%	2/15/42	$8,654,243
2,500,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0551-2 Trust	7.958	2/15/45	3,197,175
3,870,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF2498 Trust	14.794	11/15/56	5,887,934
2,500,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF2499 Trust	14.948	11/15/57	4,156,250
2,750,000	NYC GO Tender Option Bond Series 2015-XF2014 Trust[3]	14.282	3/1/26	2,995,465
3,750,000	NYC GO Tender Option Bond Series 2015-XF2108 Trust	15.293	4/1/36	4,168,987
6,435,000	NYC GO Tender Option Bond Series 2017-XF0552 Trust	13.942	12/1/41	10,092,332
6,670,000	NYS DA (Personal Income Tax) Tender Option Bond Series 2015-XF0012 Trust	13.080	3/15/36	7,258,027
10,000,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) Tender Option Bond Series 2015-XF2023 Trust[3]	9.197	1/15/46	11,164,201
2,825,000	Port Authority NY/NJ, 205th Series Tender Option Bond Series 2017-XF0584 Trust[3]	14.920	11/15/57	4,706,507

				$62,281,121

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the

20      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $98,965,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$1,518,326

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the

21      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$105,794,014
Market Value	$60,765,806
Market Value as % of Net Assets	6.77%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to

22      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

23      OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT – Free New York Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/17/2018